SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies
Schedule of Fair Value Assumptions
Fair values were estimated using the following assumptions (annualized percentages):

Year ended December 31,
2018

Dividend yield	0
Expected volatility	53.1%
Risk-free interest	1.6%
Expected life (years)	4.5-6